OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 8:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2014	2015

Accrued expenses and other	$6,143	$6,769
Subcontractors accrual	1,386	2,532
Accrued taxes	5,430	2,006

	$12,959	$11,307